Schedule of investments
Macquarie Tax-Free Pennsylvania Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.55%
Education Revenue Bonds — 12.11%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,338,510
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 5.00% 7/1/59	1,000,000	1,004,410
Bethlehem Redevelopment Authority Revenue
(Moravian University Project) Series 2024 5.50% 10/1/54	3,000,000	3,168,120
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,508,850
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,165,696
Series A 5.00% 12/15/51	770,000	771,686
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	634,564
144A 4.50% 10/1/64 #	1,485,000	1,439,485
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,227,387
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) Series 2024 5.25% 2/1/54	1,350,000	1,422,144
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,560,975
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,584,435
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,244,572
NQ- WEST [1124] 0125 (4133172)    1

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.00% 11/1/44	1,870,000	$ 1,930,289
5.25% 11/1/54	2,000,000	2,060,720
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) Series 2024 5.00% 8/1/49	1,500,000	1,641,225
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,203,427
Pennsylvania State University
5.25% 9/1/53	3,000,000	3,312,000
5.25% 9/1/54	3,000,000	3,341,070
Series A 5.25% 9/1/52	2,000,000	2,199,440
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	973,250
Series A 5.625% 6/15/42 ‡	3,000,000	2,550,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,575,340
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/53	2,000,000	2,184,260
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,511,800
Series B 144A 6.00% 7/1/29 #	235,000	231,973
		51,785,628
Electric Revenue Bonds — 0.46%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	582,750
Series A 5.05% 7/1/42 ‡	400,000	210,000
Series WW 5.25% 7/1/33 ‡	1,055,000	553,875
Series WW 5.50% 7/1/38 ‡	1,190,000	624,750
		1,971,375
2    NQ- WEST [1124] 0125 (4133172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 31.28%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	$ 2,558,979
Series A 5.00% 4/1/47	13,240,000	13,508,110
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,129,376
Series A 4.00% 7/15/39	2,000,000	2,009,400
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,390,484
Series A 5.00% 5/15/42	470,000	474,409
Series A 5.00% 5/15/47	600,000	602,454
Series C 5.00% 5/15/42	1,000,000	1,009,380
Series C 5.00% 5/15/47	1,000,000	1,004,090
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,267,490
4.00% 8/15/50	1,400,000	1,320,312
4.00% 8/15/50 (BAM)	1,600,000	1,568,816
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,601,827
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,364,426
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	302,994
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,850,330
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	995,348
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,898,800
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,096,430
NQ- WEST [1124] 0125 (4133172)    3

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,695,000	$ 1,584,876
4.00% 7/15/48	2,000,000	1,803,680
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	131,026
5.25% 7/1/35	250,000	250,710
5.50% 7/1/45	1,000,000	1,001,190
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,005,820
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,033,820
5.00% 11/1/36	510,000	526,575
5.00% 11/1/37	250,000	257,880
5.125% 11/1/38	3,500,000	3,790,675
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	10,000,000	9,737,700
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,963,600
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,104,137
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,396,325
Series B 4.00% 5/1/47	4,000,000	3,865,760
Series B 4.00% 5/1/52	5,950,000	5,642,206
Series B 4.00% 5/1/56 (BAM)	2,000,000	1,930,540
Series B 5.00% 5/1/57	3,285,000	3,421,065
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,507,290
(Waverly Heights Project) Series 2019 4.00% 12/1/37	300,000	296,424
4    NQ- WEST [1124] 0125 (4133172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	75,000	$ 74,954
5.375% 1/1/50	4,035,000	3,881,710
Series A 5.25% 1/1/48	1,000,000	953,670
Series A 5.375% 1/1/51	1,600,000	1,533,936
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	2,838,623
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,632,795
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	941,050
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	214,500
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,620,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,750,000	2,926,522
Series B-2 5.25% 7/1/46	2,500,000	2,675,675
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,098,288
Series A 4.00% 2/15/52	1,710,000	1,675,920
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,238,413
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AGC)	1,000,000	1,109,740
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,437,477
Series B 4.00% 8/15/40	1,345,000	1,361,853
NQ- WEST [1124] 0125 (4133172)    5

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	$ 2,462,475
Series A 5.50% 7/1/53	3,000,000	3,404,130
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,427,575
		133,714,060
Housing Revenue Bonds — 4.00%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,193,250
Series 143A 5.30% 4/1/44	4,645,000	4,903,448
Series 143A 5.45% 4/1/51	3,750,000	3,944,212
Series 146A 4.75% 4/1/53	3,000,000	3,058,740
		17,099,650
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.70%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	750,000	793,297
5.75% 8/1/42 (AMT)	725,000	725,682
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,026,420
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) Series 2021 4.00% 12/1/51	2,635,000	2,583,486
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	6,361,200
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,082,686
6    NQ- WEST [1124] 0125 (4133172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	$ 4,014,920
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,315,050
		32,902,741
Lease Revenue Bond — 0.12%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) Series 2015 5.00% 12/31/29 (AMT)	500,000	511,435
		511,435
Local General Obligation Bonds — 3.41%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,310,375
Series A 4.00% 5/1/42	500,000	508,240
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,083,920
5.00% 9/1/42	1,000,000	1,081,160
5.00% 9/1/43	500,000	538,015
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,987,049
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,461,108
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,092,300
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	934,548
4.00% 5/15/44 (AGM)	1,595,000	1,592,623
		14,589,338
Pre-Refunded/Escrowed to Maturity Bonds — 0.72%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/43-25 §	500,000	513,735
5.00% 5/15/48-25 §	1,000,000	1,027,470
NQ- WEST [1124] 0125 (4133172)    7

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	1,005,000	$ 1,006,337
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	515,000	518,008
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,190
		3,070,740
Special Tax Revenue Bonds — 15.53%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,300,000	4,345,322
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,102,660
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	790,491
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	731,973	467,548
2.876% 11/1/43 •	8,661,458	5,359,277
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	16,420,643	16,051,178
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	5,040,000	5,248,404
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,510,000	1,512,809
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,865,387
Series A-1 5.00% 7/1/58	5,000,000	5,022,550
Series A-1 5.614% 7/1/46 ^	26,050,000	8,825,219
Series A-1 5.716% 7/1/51 ^	16,638,000	4,132,380
Series A-2 4.329% 7/1/40	2,650,000	2,650,000
8    NQ- WEST [1124] 0125 (4133172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.536% 7/1/53	1,000,000	$ 986,730
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,004,480
		66,364,435
State General Obligation Bonds — 3.04%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,027,270
Series B 5.00% 8/15/37	1,500,000	1,750,440
Series B 5.00% 8/15/39	2,500,000	2,888,525
Series D 4.00% 8/15/34	1,370,000	1,376,028
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,134,287
Series A-1 4.00% 7/1/41	1,169,072	1,126,424
Series A-1 4.00% 7/1/46	2,830,000	2,699,311
		13,002,285
Transportation Revenue Bonds — 18.11%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,400,448
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,578,948
(Pittsburgh International Airport) Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,376,789
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	3,069,156
5.00% 7/1/51 (AMT)	3,000,000	3,115,530
Series A 4.00% 7/1/33	10,000,000	10,310,000
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,401,975
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,192,700
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,398,377
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	749,118
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	773,486
NQ- WEST [1124] 0125 (4133172)    9

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) Series 2015 5.00% 12/31/34 (AMT)	2,115,000	$ 2,156,792
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,978,140
Pennsylvania Turnpike Commission Revenue
5.00% 12/1/43	3,250,000	3,649,425
Series A 4.00% 12/1/38	2,250,000	2,308,455
Series A 5.00% 12/1/44	2,000,000	2,141,060
Series A-1 5.00% 12/1/45	1,000,000	1,005,160
Series C 3.00% 12/1/51	2,825,000	2,272,487
Series C 5.00% 12/1/44	1,000,000	1,118,360
Subordinate Series A 3.00% 12/1/42	2,000,000	1,765,940
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,375,546
Subordinate Series B 3.00% 12/1/51	7,550,000	5,959,668
Subordinate Series B 4.00% 12/1/51	1,200,000	1,172,700
(Subordinate) Series A 4.00% 12/1/43 (BAM)	1,785,000	1,795,389
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.50% 1/1/41 (AMT)	2,000,000	2,405,260
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,931,800
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,015,240
		77,417,949
Water & Sewer Revenue Bonds — 1.07%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,303,245
10    NQ- WEST [1124] 0125 (4133172)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Philadelphia, Pennsylvania Water & Wastewater Revenue
Series C 5.25% 9/1/49 (AGC)	2,000,000	$ 2,251,980
		4,555,225
Total Municipal Bonds (cost $409,944,282)		416,984,861

Short-Term Investments — 1.25%
Variable Rate Demand Notes — 1.25%¤
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series B 2.00% 8/15/54 (LOC - TD Bank, N.A.)	3,350,000	3,350,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project) Series B-2 2.00% 7/1/54 (SPA – JPMorgan Chase Bank, N.A.)	2,000,000	2,000,000
Total Short-Term Investments (cost $5,350,000)		5,350,000
Total Value of Securities—98.80% (cost $415,294,282)		422,334,861

Receivables and Other Assets Net of Liabilities—1.20%		5,143,520
Net Assets Applicable to 57,102,620 Shares Outstanding—100.00%		$427,478,381
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $13,910,985, which represents 3.25% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- WEST [1124] 0125 (4133172)    11

Schedule of investments
Macquarie Tax-Free Pennsylvania Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- WEST [1124] 0125 (4133172)